BUSINESS COMBINATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Schedule of Pro forma Information

	For Year Ended December 31,
(unaudited)	2019	2018	2017
Revenue	$4,763,716	$1,883,129	$713,293
Net loss	(340,667)	(231,865)	(86,244)

OS National LLC
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred

The acquisition-date fair value of the consideration transferred consisted of the following (in thousands):

Cash consideration	$34,300
Equity consideration – common stock	6,700
Total consideration transferred	$41,000

Schedule of Pro forma Information

Non-recurring pro forma adjustments including acquisition-related costs directly attributable to the acquisition of OSN are included within the reported pro forma revenue and net loss (in thousands).

For the nine months ended
September 30,
(unaudited)	2019
Revenue	$3,508,062
Net loss	$(248,945)

Open Listings Co
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred

The acquisition-date fair value of the consideration transferred consisted of the following (in thousands):

Cash consideration	$9,370
Equity consideration	6,150
Total consideration transferred	$15,520